Loans Receivable (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Offices	Dec. 31, 2011
Loans Receivable (Textual) [Abstract]
Number of offices of company		23
Allowance for loan losses		$ 6,709,000	$ 6,537,000
Borrowers sustained repayment period	6 months
Non-performing loans, including non-accrual loans and TDRs		7,393,000	13,378,000
Troubled debt restructuring (TDRs)		368,000	7,800,000
Maturity period of impaired loans		90 days
Maturity period of Larger commercial loans		60 days
Description of Loans		Loans are considered nonaccrual upon reaching 90 days delinquency
Historical loss calculation period		3 years
TDR-s compliance modified		$ 8,200,000